Fees and Expenses	Nov. 10, 2025
LCAM Strategic Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Other Expenses, New Fund, Based on Estimates [Text]	Other Expenses are estimated for the Fund’s initial fiscal year.
Annual Fund Operating Expenses [Table]
Management Fees	0.60%
Distribution Fees	0.00%
Other Expenses[1]	0.63%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	1.23%
Fee Waivers and/or Reimbursements[3]	(0.23)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.00%

1	- Other Expenses are estimated for the Fund’s initial fiscal year.
2	- Acquired Fund Fees and Expenses (“AFFE”), which are estimated for the Fund’s initial fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table may not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
3	- Loop Capital Asset Management - TCH, LLC (the “Adviser” or “LCAM”) has contractually agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a future plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 1.00% of the Fund’s average daily net assets through at least November 10, 2026. This contractual agreement may not be terminated prior to this date except by the Board of Trustees upon sixty days’ written notice to the Adviser. Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular fee waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the fee waiver/expense payment and any expense limitation in effect at the time of the recoupment.

Expense Example [Heading]	Expense Example:
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the Fund’s operating expenses remain the same. The example reflects the net operating expenses with the fee waiver/expense reimbursement through the current term of the operating expense limitation agreement, which is November 10, 2026. Although your actual costs may be different, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the Fund’s operating expenses remain the same. The example reflects the net operating expenses with the fee waiver/expense reimbursement through the current term of the operating expense limitation agreement, which is November 10, 2026. Although your actual costs may be different, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
1 year	3 years
$102	$368

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance. The Fund’s portfolio turnover rate will be available after the Fund completes its first fiscal year.

LCAM Total Return Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Other Expenses, New Fund, Based on Estimates [Text]	Other Expenses are estimated for the Fund’s initial fiscal year.
Annual Fund Operating Expenses [Table]
Management Fees	0.25%
Distribution Fees	0.00%
Other Expenses[1]	0.64%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.89%

1	- Other Expenses are estimated for the Fund’s initial fiscal year.
2	- Acquired Fund Fees and Expenses (“AFFE”), which are estimated for the Fund’s initial fiscal year, are the indirect costs of fees and expenses incurred by the Fund in connection with its investments in other investment companies.

Expense Example [Heading]	Expense Example:
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the Fund’s operating expenses remain the same. The example reflects the net operating expenses with the fee waiver/expense reimbursement through the current term of the operating expense limitation agreement, which is November 10, 2026. Although your actual costs may be different, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the Fund’s operating expenses remain the same. The example reflects the net operating expenses with the fee waiver/expense reimbursement through the current term of the operating expense limitation agreement, which is November 10, 2026. Although your actual costs may be different, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
1 year	3 years
$91	$284

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance. The Fund’s portfolio turnover rate will be available after the Fund completes its first fiscal year.